Asset Retirement Obligations	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
Asset Retirement Obligations

The following table presents activity in the Partnership's asset retirement obligations (in thousands):

	Years Ended December 31,
	2016	2015
Beginning balance	$35,371	$34,645
Liabilities assumed (1)	14,542	—
Revision in estimate	230	—
Expenditures	(858)	(91)
Accretion expense	1,577	817
Ending balance	50,862	35,371
Less: current portion	6,499	6,822
Noncurrent asset retirement obligation	$44,363	$28,549

(1) Includes $14.3 million assumed in connection with the Gulf of Mexico Pipeline acquisition described in Note 2.

We are required to establish security against potential obligations relating to the abandonment of certain transmission assets that may be imposed on the previous owner by applicable regulatory authorities. We have deposited $5.0 million with a third party to secure our performance on these potential obligations. These deposits are included in Restricted cash in our consolidated balance sheets as of December 31, 2016 and 2015.